Employee benefits	12 Months Ended
Dec. 31, 2023
Employee Benefits
Employee benefits	Employee benefits
17.1    Provisions for employee benefits

Classes of benefits and expenses by employee	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Current
Profit sharing and bonuses	—	2,270
Performance bonus and operational targets	23,946	33,106
Total	23,946	35,376
Non-current
Profit sharing and bonuses	18,428	8,973
Severance indemnity payments	43,578	34,899
Total	62,006	43,872
17.2    Policies on defined benefit plan
This policy is applied to all benefits received for services provided by the Company’s employees. This is divided as follows:
a)Short-term benefits for active employees are represented by salaries, social welfare benefits, paid time off, sickness and other types of leave, profit sharing and incentives and non-monetary benefits; e.g., healthcare service, housing, subsidized or free goods or services. These will be paid in a term which does not exceed twelve months. The Company maintains incentive programs for its employees, which are calculated based on the net result at the close of each period by applying a factor obtained from an evaluation based on their personal performance, the Company’s performance and other short-term and long-term indicators.
b)Staff severance indemnities are agreed and payable based on the final salary, calculated in accordance with each year of service to the Company, with certain maximum limits in respect of either the number of years or in monetary terms. In general, this benefit is payable when the employee or worker ceases to provide his/her services to the Company and there are a number of different circumstances through which a person can be eligible for it, as indicated in the respective agreements; e.g. retirement, dismissal, voluntary retirement, incapacity or disability, death, etc. See Note 17.3.
c)Obligations after employee retirement, described in Note 17.4.
d)Retention bonuses for a group of Company executives, described in Note 17.6.
17.3    Other long-term benefits
The actuarial assessment method has been used to calculate the Company’s obligations with respect to staff severance indemnities, which relate to defined benefit plans consisting of days of remuneration per year served at the time of retirement under conditions agreed in the respective agreements established between the Company and its employees.
Under this benefit plan, the Company retains the obligation to pay staff severance indemnities related to retirement, without establishing a separate fund with specific assets, which is referred to as not funded.

Benefit payment conditions
The staff severance indemnity benefit relates to remuneration days for years worked for the Company without a limit being imposed in regard of amount of salary or years of service. It applies when employees cease to work for the Company because they are made redundant or in the event of their death. This benefit is applicable up to a maximum age of 65 for men and 60 for women, which are the usual retirement ages according to the Chilean pensions system as established in Decree Law 3,500 of 1980.
Methodology
The determination of the defined benefit obligation is made under the requirements of IAS 19 “Employee benefits”.
17.4    Post-employment benefit obligations
Our subsidiary SQM NA, together with its employees established a pension plan until 2002 called the “SQM North America Retirement Income Plan”. This obligation is calculated measuring the expected future forecast staff severance indemnity obligation using a net salary gradual rate of restatements for inflation, mortality and turnover assumptions, discounting the resulting amounts at present value using the interest rate defined by the authorities.

For workers under contract, since 2003, SQM NA offers benefits related to pension plans based on the 401-K system to its employees, which does not generate obligations for the Company.
A settlement was reflected in the last quarter of 2023 for the purchase of annuities by the pension plan for all inactive participants.

Reconciliation Changes in the benefit obligation	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Benefit obligation at the beginning of the year	279	9,550	9,864
Current cost of service	—	—	—
Interest cost	12	255	240
Actuarial loss	180	(1,357)	(135)
Settlement	—	(7,739)	—
Benefits paid	(185)	(430)	(419)
Total	286	279	9,550

Reconciliation Changes in plan assets	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Fair value of plan assets at the start of the year	4,982	13,497	12,888
Real return (loss) in the plan assets	584	(346)	1,028
Benefits paid	(185)	(430)	(419)
Settlement	—	(7,739)	—
Fair value of plan assets at the end of the year	5,381	4,982	13,497
Non-current-assets	5,095	4,703	3,947
Elements not yet recognized as components of the cost of periodic net pensions:
Net actuarial income at the beginning of the year	59	1,039	192
Settlement	—	(1,627)	—
Gain	190	647	847
Adjustment to recognize the minimum pension obligation	249	59	1,039

Cost of service or benefits received during the year	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Financial cost	12	255	240
Real loss in plan assets	(214)	(363)	(316)
Settlement	—	(1,627)	—
Net periodic pension expenses	(202)	(1,735)	(76)
17.5    Staff severance indemnities
As of December 31, 2023, and 2022, severance indemnities calculated at the actuarial value are as follows:

Staff severance indemnities	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Opening balance	(34,899)	(27,099)	(32,199)
Current cost of service	(4,624)	(4,204)	(4,978)
Interest cost	(2,236)	(1,928)	(1,303)
Actuarial gain loss	(5,947)	(5,305)	3,999
Exchange rate difference	769	551	4,971
Benefits paid during the year	3,359	3,086	2,411
Total	(43,578)	(34,899)	(27,099)
(a)    Actuarial assumptions
The liability recorded for staff severance indemnity is valued at the actuarial value method, using the following actuarial assumptions:

Actuarial assumptions	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021	Annual/Years
Mortality rate	RV - 2020/CB - 2020	RV - 2014	RV - 2014
Discount interest rate	5.32%	5.12%	5.67%
Inflation rate	3.00%	3.41%	3.20%
Voluntary retirement rate:
Men	3.82%	6.49%	6.49%	Annual
Women	3.82%	6.49%	6.49%	Annual
Salary increase	4.01%	3.00%	3.00%	Annual
Retirement age:
Men	65	65	65	Years
Women	60	60	60	Years
(b)    Sensitivity analysis of assumptions
As of December 31, 2023, 2022 and 2021, the Company has conducted a sensitivity analysis of the main assumptions of the actuarial calculation, determining the following:

Sensitivity analysis as of December 31, 2023	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(2,575)	2,898
Employee turnover rate	(338)	378

Sensitivity analysis as of December 31, 2022	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(2,090)	2,352
Employee turnover rate	(274)	307

Sensitivity analysis as of December 31, 2021	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(1,614)	1,817
Employee turnover rate	(212)	237
Sensitivity relates to an increase/decrease of 100 basis points.
17.6    Executive compensation plan
The Company currently has a compensation plan with the purpose of motivating the Company’s executives and encouraging them to remain with the Company. There are two compensation plans in effect as of December 31, 2023:
I)Share-based compensation plan
(a)    Plan characteristics

This compensation plan is paid in cash.
(b)    Plan participants and payment dates

A total of 41 Company executives are entitled to this benefit, provided they remain with the Company until year end of 2025. The payment dates, where relevant, will be during the first quarter of 2026.
This compensation plan was approved by the Board and was first applied on January 1, 2022. The liability related to this compensation plan amounts to ThUS$18,428 and ThUS$ 8,495 as of December 31, 2023 and 2022, respectively. The income statement was charged with ThUS$9,933 and ThUS$8,495 during the periods ended December 31, 2023 and 2022, respectively.

II)Share-based compensation plan

The share-based compensation plan was approved by the Board and included 188,740 shares. The effects on the statement of income correspond to an expense of ThUS$ 2,251 and ThUS$ 5,978 for the years ended 2022 and 2021.
During the first quarter of 2023, the remaining balance of this plan, which ended on December 31, 2022, was paid in the amount of ThUS$ 2,390.